Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Contractholder funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contractholder funds activity
Balance, beginning of year	$ 16,481	$ 16,711	$ 17,470
Deposits	904	818	834
Interest credited	449	574	581
Benefits	(693)	(733)	(769)
Surrenders and partial withdrawals	(590)	(649)	(844)
Contract charges	(705)	(643)	(637)
Net transfers from separate accounts	7	5	11
Decrease related to sale of ALNY	(2,368)	0	0
Decrease related to AHL recapture of reinsurance	(146)	0	0
Reinsurance assumed from EAC	0	256	0
Other adjustments	55	142	65
Balance, end of year	$ 13,394	$ 16,481	$ 16,711